Segment and Geographical Data (Schedule of Net Sales from External Customers by Product) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 27, 2013		Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales	$ 540.2		$ 545.2	$ 570.0	[1]	$ 585.3	$ 504.0		$ 513.1	$ 516.3	$ 523.1	$ 503.7	$ 2,204.5		$ 2,056.2		$ 2,021.8
Operating Segments
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales	528.1	[2]					489.9	[2]					2,153.3	[3]	2,002.0	[3]	1,969.4	[3]
Operating Segments | Specialty Pharmaceuticals
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales	309.5						260.2						1,217.6		1,005.2		909.4
Operating Segments | Specialty Pharmaceuticals | Generics and API
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales													1,011.2		848.8		824.7
Operating Segments | Specialty Pharmaceuticals | Brands
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales													206.4		156.4		84.7
Operating Segments | Global Medical Imaging
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales	218.6						229.7						935.7		996.8		1,060.0
Operating Segments | Global Medical Imaging | Contrast Media and Delivery Systems
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales													498.1		542.0		595.5
Operating Segments | Global Medical Imaging | Nuclear Imaging
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales													437.6		454.8		464.5
Corporate, Non-Segment
Schedule of Net Sales from External Customers by Product [Line Items]
Net sales	$ 12.1	[4]					$ 14.1	[4]					$ 51.2	[5]	$ 54.2	[5]	$ 52.4	[5]

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Amounts represent sales to external customers.
[3]	Amounts represent sales to external customers. There were no intersegment sales.
[4]	Represents products that were sold to Covidien, our former parent company, which is discussed in Note 14.
[5]	Represents products that were sold to Covidien, which is discussed in Note 16.